RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction, Amounts of Transaction	¥ 7,848	¥ 0	¥ 1,000
Beijing Shihui Agriculture Ltd.
Related Party Transaction, Amounts of Transaction	0	0	250
Revenue from Related Parties	0	396	0
Service Fee Charged By Related Party	0	600	0
Beijing Shihui Agriculture Ltd. | License [Member]
Related Party Transaction, Amounts of Transaction	1,575	0	0
Linze Origin Seeds Ltd [Member]
Related Party Transaction, Amounts of Transaction	45	0	0
Zhengzhou Branch [Member]
Related Party Transaction, Amounts of Transaction	¥ 7,803	¥ 0	¥ 0